Other accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Other accounts payable
Disclosure of Information About Other Accounts Payable [Text Block]

	December 31,	December 31,
	2025	2024
	US$(000)	US$(000)

Supplementary Retirement Fund contribution	9,011	7,893
Payroll withholdings (a)	8,466	7,855
Interest, penalties, and interest on penalties of prepaid income tax	4,738	—
Contributions to Social Health Insurance	3,396	2,890
Penalties to the Geological, Mining and Metallurgical Institute	3,298	3,757
Miscellaneous interest payable	2,319	1,438
Agency for Environmental Assessment and Enforcement (OEFA) and Supervisory Agency for Investment in Energy and Mining (OSINERGMIN) contributions	942	793
Contribution to National industrial work training service (SENATI)	414	355
Other	300	433

	32,884	25,414
(a)

As of December 31, 2025, represents the employees withholding income tax of US$ 3.7 million (US$ 4.0 million as of December 31, 2024), pension funds of US$ 3.3 million (US$ 2.8 million as of December 31, 2024), and other payroll withholdings of US$ 1.5 million (US$ 1.1 million as of December 31, 2024).